Related Party And Party-in-interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party And Party-in-Interest Transactions
5.
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments are shares of mutual funds and are managed by Fidelity Investments Institutional Operations Company, Inc. (“FIIO”) or Fidelity Management and Research Company (“FMR”). Fidelity Management Trust Company (“FMTC”) manages the collective trust and is the administrator as defined by the Plan and these transactions qualify as exempt party-in-interest transactions. FIIO, FMR and FMTC are considered parties in interest. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund. These fees and service fees are also considered exempt party-in-interest transactions.

The Plan has a revenue-sharing agreement whereby FMTC returns certain revenue sharing amounts to offset the Plan’s administrative expenses or allocate to participant accounts. Future Plan expenses can be paid from any excess remaining revenue sharing amounts. The revenue-sharing transactions are considered exempt party-in-interest transactions.

The Berkshire B ESOP Fund and the Berkshire B Unitized Stock Fund consist of Berkshire Common Stock shares issued by Berkshire Hathaway Inc., the ultimate parent of the Plan sponsor.

Shares of Berkshire Common Stock in the Berkshire B ESOP Fund have fair values of $615,234,016 and $615,066,467 as of December 31, 2025 and 2024, respectively. The assets in the fund appreciated by $66,069,247 during 2025.

Shares of Berkshire Common Stock and the money market component in the Berkshire B Unitized Stock Fund have fair values of $93,000,188 and $95,101,885 as of December 31, 2025 and 2024, respectively. The stock investment portion of this fund appreciated in value by $9,869,989 during the year ended December 31, 2025.

Notes receivable from participants are also considered exempt party-in-interest transactions.

Certain administrative functions may be performed by officers and employees of Gen Re and these officers and employees may also be participants of the Plan. Gen Re pays the salaries of these officers and employees on behalf of the Plan.